PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Health Care - Components (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2017 IDR (Rp)
Disclosure of net defined benefit liability (asset) [line items]
Net periodic pension benefit cost		Rp 1,176	Rp 1,600	Rp 2,080
Defined benefit plan actuarial gain (loss) - net of tax	$ 152	2,109	(4,820)	2,375
Post-employment health care benefit cost
Disclosure of net defined benefit liability (asset) [line items]
Plan administration cost		150	160	140
Net interest cost		17	175	136
Net periodic pension benefit cost		167	335	276
Net periodic pension benefit cost		167	335	276
Experience adjustments		810	(1,100)	(1,198)
Changes in financial assumptions		1,190	(2,541)	2,658
Changes in demographic assumptions		(1,095)
Return on plan assets (excluding amount included in net interest expense)		(271)	1,082	(909)
Defined benefit plan actuarial gain (loss) - net of tax		Rp 634	Rp (2,559)	Rp 551